Supplementary Financial Information (Other Income and Deductions) (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Oct. 02, 2016	Dec. 31, 2017	Dec. 31, 2015
Successor
Other income:
Office space sublease rental income	$ 2
Insurance settlement	0		$ 0
Interest income	1		15
All other	2		4
Total other income	10		37
Other deductions:
Adjustment to asbestos liability	0		0
All other	0		3
Total other deductions	0		5
Successor | Favorable purchase and sales contracts [Member]
Other deductions:
Impairment of Intangible Assets (Excluding Goodwill)	0		0
Successor | Environmental allowances and credits [Member]
Other deductions:
Impairment of Intangible Assets (Excluding Goodwill)	0		0
Successor | Mine Development [Member]
Other deductions:
Impairment of Intangible Assets (Excluding Goodwill)	0		0
Successor | Corporate, Non-Segment [Member]
Other income:
Office space sublease rental income			11
Curtailment gain on employee benefit plans	4		0
Successor | Wholesale Generation Segment [Member]
Other income:
Mineral rights royalty income	1		3
Sale of land	0		4
Other deductions:
Write-off of generation equipment	$ 0		$ 2
Predecessor
Other income:
Office space sublease rental income		$ 0		$ 0
Mineral rights royalty income		3		4
Sale of land		0		0
Curtailment gain on employee benefit plans		0		0
Insurance settlement		9		0
Interest income		3		1
All other		4		13
Total other income		19		18
Other deductions:
Write-off of generation equipment		45		0
Adjustment to asbestos liability		(11)		0
All other		19		11
Total other deductions		75		93
Predecessor | Favorable purchase and sales contracts [Member]
Other deductions:
Impairment of Intangible Assets (Excluding Goodwill)		0		8
Predecessor | Environmental allowances and credits [Member]
Other deductions:
Impairment of Intangible Assets (Excluding Goodwill)		0		55
Predecessor | Mine Development [Member]
Other deductions:
Impairment of Intangible Assets (Excluding Goodwill)		$ 0		$ 19